SUBORDINATED DEBT AND DEBENTURES - Other Key Terms, Subordinated Debentures and Trust Preferred Securities (Details)	12 Months Ended
Dec. 31, 2025
IBC Capital Finance III
Subordinated Debt [Abstract]
Term of variable rate (in months)	3 months
Interest rate spread, percent	1.86%
IBC Capital Finance IV
Subordinated Debt [Abstract]
Term of variable rate (in months)	3 months
Interest rate spread, percent	3.11%
Midwest Guaranty Trust I
Subordinated Debt [Abstract]
Term of variable rate (in months)	3 months
Interest rate spread, percent	3.71%
TCSB Statutory Trust I
Subordinated Debt [Abstract]
Term of variable rate (in months)	3 months
Interest rate spread, percent	2.46%